Findex.com, Inc. - CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenues:
Revenues, net	$ 24,043	$ 42,539	$ 37,240	$ 94,383
Cost of sales	5,052	13,439	16,570	42,070
Gross profit	18,991	29,100	20,670	52,313
Operating expenses:
Sales and marketing	10,201	6,624	55,974	80,651
General and administrative	241,770	246,171	450,103	555,640
Loss on impairment expense	217,972	0	217,972	0
Total operating expenses	469,943	252,795	724,049	636,291
Loss from operations	(450,952)	(223,695)	(703,379)	(583,978)
Other income (expenses), net	(4,563)	(3,141)	(9,497)	(7,858)
Gain on debt settlement	368,051	0	368,051	0
Loss from continuing operations before income taxes	(87,464)	(226,836)	(344,825)	(591,836)
Income tax benefit	63,273	0	63,273	0
Loss from continuing operations	(24,191)	(226,836)	(281,552)	(591,836)
Discontinued Operations and Disposal Groups
Income from operations of discontinued component	58,331	75,203	185,498	274,613
Income tax (provision)	(63,273)	0	(63,273)	0
Income (loss) from discontinued operations, net of taxes	(4,942)	75,203	122,225	274,613
Net loss	$ (29,133)	$ (151,633)	$ (159,327)	$ (317,223)
Net loss per share from continuing operations	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Net income (loss) per share from discontinued operations	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net loss per share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Basic Weighted average shares outstanding:	68,770,657	59,572,725	68,063,832	59,572,725
Weighted average shares used in computing basic and diluted loss per share	68,063,832	59,572,725	68,063,832	59,572,725